Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of revenues from transactions with related parties	$ 95,320	$ 115,993	$ 67,653
Share-based compensation expense included in:
Share-based compensation expense	15,901	14,204	23,723
Cost of revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense	473	669	540
Research and development [Member]
Operating expenses from transactions with related parties	6,967	7,635	8,233
Share-based compensation expense included in:
Share-based compensation expense	10,697	10,313	16,470
Sales and marketing [Member]
Operating expenses from transactions with related parties	1,869	2,123	3,010
Share-based compensation expense included in:
Share-based compensation expense	3,726	1,327	4,299
General and administrative [Member]
Operating expenses from transactions with related parties	386	367	131
Share-based compensation expense included in:
Share-based compensation expense	1,005	1,895	2,414
Search and search-related advertising [Member]
Revenues from transactions with related parties	25,447	32,735	10,461
Other [Member]
Revenues from transactions with related parties	$ 6,855	$ 9,137	$ 5,486